REVENUES (Schedule of Consolidated Condensed Statements of Income) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues	$ 171,603	$ 169,355
Gross profit	56,353	$ 51,507
As Reported [Member]
Revenues	171,603
Cost of revenues	115,250
Gross profit	56,353
Impact of Adoption [Member]
Revenues	(278)
Cost of revenues	(10)
Gross profit	(268)
Amounts under Topic 605 [Member]
Revenues	171,325
Cost of revenues	115,240
Gross profit	$ 56,085